SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 473,209	$ 448,588
Americas
REVENUE BY GEOGRAPHICAL REGION
Revenue	210,410	199,472
Europe, Middle East and Africa
REVENUE BY GEOGRAPHICAL REGION
Revenue	77,509	76,500
Asia-Pacific
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 185,290	$ 172,616